Premises, Equipment And Leases (Minimum Future Lease Payments For Noncancelable Operating Leases On Premises And Equipment ) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Property Plant And Equipment [Abstract]
2015	$ 15,585
2016	13,835
2017	12,629
2018	10,917
2019	8,790
2020 and after	27,112
Total minimum lease payments	$ 88,868